Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating costs [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 866,497	$ 827,596
Operating expenses [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 1,844,288	$ 1,339,014